FINANCE COSTS (Details) - USD ($)		12 Months Ended
	May 07, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest on lease liabilities		$ 2,141,641	$ 284,631
Accretion expense		5,663,365	0
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights		0	82,850
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	$ (2,130,583)	0	(2,130,583)
Financing cost		3,752,505	2,489,123
Other		(762,994)	(51,090)
Finance costs		17,892,444	955,422
Borrowing costs capitalised		6,535,601	5,093,206
Interest On Long-Term Debt and Other Debts
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		4,021,208	2,214,906
Interest On Lease Liability
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		$ 2,514,393	$ 2,878,300
Minimum
Disclosure of detailed information about borrowings [line items]
Capitalisation rate of borrowing costs eligible for capitalisation (as a percent)		7.35%	5.68%
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Interest on long-term debt and other debts		$ 7,097,927	$ 280,491